UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trilogy Capital LLC
Address: 2 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-12152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Compliance Officer
Phone:     203-971-3400

Signature, Place, and Date of Signing:

      /s/ Kenneth A. Cowin     Greenwich, CT     August 10, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $113,245 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107    11698   225000 SH       DEFINED                     0   225000        0
APACHE CORP                    COM              037411105    11627   142500 SH       DEFINED                     0   142500        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209       44   125000 SH  PUT  DEFINED                     0   125000        0
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889       60   200000 SH  PUT  DEFINED                     0   200000        0
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889     1476    40000 SH       DEFINED                     0    40000        0
CHESAPEAKE ENERGY CORP         COM              165167107    19982   577500 SH       DEFINED                     0   577500        0
DICKS SPORTING GOODS INC       COM              253393102      350   250000 SH  PUT  DEFINED                     0   250000        0
EXPEDITORS INTL WASH INC       COM              302130109      195   150000 SH  PUT  DEFINED                     0   150000        0
FEDEX CORP                     COM              31428X106      195   118000 SH  PUT  DEFINED                     0   118000        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2957    35700 SH       DEFINED                     0    35700        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857        5   100000 SH  PUT  DEFINED                     0   100000        0
ISHARES TR                     RUSSELL 2000     464287655      809   532500 SH  PUT  DEFINED                     0   532500        0
JACOBS ENGR GROUP INC DEL      COM              469814107       34   135000 SH  PUT  DEFINED                     0   135000        0
KOHLS CORP                     COM              500255104      106   225000 SH  PUT  DEFINED                     0   225000        0
KOHLS CORP                     COM              500255104     1229    17300 SH       DEFINED                     0    17300        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207      437     9409 SH       DEFINED                     0     9409        0
MARRIOTT INTL INC NEW          CL A             571903202     2013   915000 SH  PUT  DEFINED                     0   915000        0
MGIC INVT CORP WIS             COM              552848103    24848   437000 SH       DEFINED                     0   437000        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126     2699   110997 SH       DEFINED                     0   110997        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108      429   186700 SH  PUT  DEFINED                     0   186700        0
PORTLAND GEN ELEC CO           COM NEW          736508847     1787    65142 SH       DEFINED                     0    65142        0
SMURFIT-STONE CONTAINER CORP   PFD CV EX A 7%   832727200     7858   330149 SH       DEFINED                     0   330149        0
STANDARD PAC CORP NEW          COM              85375C101     4207   240000 SH       DEFINED                     0   240000        0
SUNCOR ENERGY INC              COM              867229106     4496    50000 SH       DEFINED                     0    50000        0
TOLL BROTHERS INC              COM              889478103     4372   175000 SH       DEFINED                     0   175000        0
UNDER ARMOUR INC               CL A             904311107      408   120000 SH  PUT  DEFINED                     0   120000        0
URBAN OUTFITTERS INC           COM              917047102      824   716700 SH  PUT  DEFINED                     0   716700        0
VISTEON CORP                   COM              92839U107     8100  1000000 SH       DEFINED                     0  1000000        0